Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Federal and state net operating loss	$ 1,248	$ 69,089
Meals & entertainment	90	61
Life insurance	825	825
Goodwill amortization	(888)	0
Stock based compensation	24,875	7,879
Depreciation	(5,474)	737
State tax, net of federal benefit	(62)	(6,580)
Other	(3,344)	(3,344)
Tax rate change	0	72,413
Change in Valuation Allowance	$ (17,180)	$ (141,098)